Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Issued	375,000	250,000	250,000
Preferred Stock, Series A, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Series A, Shares Designated	250,000	250,000	250,000
Preferred Stock, Series A, Issued	0	250,000	250,000
Preferred Stock, Series B, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Series B, Shares Designated	2,500,000	2,500,000	2,500,000
Preferred Stock, Series B, Issued	375,000	0	0
Preferred Stock, Series C, Par Value	$ 0.001
Preferred Stock, Series C, Shares Designated	750,000
Preferred Stock, Series C, Issued	375,000	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	250,000,000
Common Stock, Issued	441,627,659	342,516,931	80,936,592